UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Money Market Central Fund

December 31, 2016

CFM-QTLY-0217
1.811315.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 33.5%
	Yield(a)	Principal Amount	Value
Domestic Certificates Of Deposit - 2.9%
Wells Fargo Bank NA
3/23/17 to 5/19/17	1.09 to 1.31 (b)%	$53,000,000	$53,031,938
London Branch, Eurodollar, Foreign Banks - 1.6%
Sumitomo Mitsui Trust Bank Ltd. London Branch
1/11/17 to 1/30/17	1.00 to 1.10	29,000,000	29,006,879
New York Branch, Yankee Dollar, Foreign Banks - 29.0%
Bank of Montreal Chicago
1/17/17 to 7/10/17	1.00 to 1.21 (b)	70,000,000	70,042,972
Bank of Nova Scotia
3/24/17 to 7/12/17	1.32 to 1.39 (b)	22,000,000	22,028,132
Bank of Tokyo-Mitsubishi UFJ Ltd.
2/21/17 to 3/10/17	1.00 to 1.03	45,000,000	45,021,266
Bayerische Landesbank
1/9/17	0.74	41,908,000	41,911,177
Canadian Imperial Bank of Commerce
1/3/17 to 4/6/17	1.03 to 1.21 (b)	70,000,000	70,028,213
Credit Suisse AG
3/16/17	1.15	15,000,000	15,009,186
KBC Bank NV
2/3/17 to 2/28/17	0.95 to 1.05	40,000,000	40,009,259
Mitsubishi UFJ Trust & Banking Corp.
3/23/17	1.16 (b)	15,000,000	15,007,965
Mitsubishi Ufj Trust&Bank New York Cd Be
4/5/17	1.08 (b)	10,000,000	10,005,330
Royal Bank of Canada
1/23/17 to 5/8/17	1.05 to 1.31 (b)	58,000,000	58,041,029
Sumitomo Mitsui Banking Corp.
1/11/17	1.00	15,000,000	15,002,093
Svenska Handelsbanken AB
1/6/17 to 2/17/17	1.03 to 1.32 (b)	24,000,000	24,006,976
Toronto-Dominion Bank
3/15/17	1.08	18,000,000	18,005,411
Toronto-Dominion Bank New York Branch
2/1/17 to 9/6/17	1.06 to 1.39 (b)	60,000,000	60,024,855
UBS AG
1/10/17 to 3/13/17	1.05 to 1.31 (b)	25,000,000	25,018,877
			529,162,741
TOTAL CERTIFICATE OF DEPOSIT
(Cost $610,928,855)			611,201,558

Financial Company Commercial Paper - 16.8%
ABN AMRO Funding U.S.A. LLC
1/10/17	0.90	8,000,000	7,998,734
Bank of Nova Scotia
3/9/17 to 9/6/17	1.11 to 1.26 (b)	63,000,000	63,030,672
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/10/17	1.05	13,000,000	12,996,234
Bayerische Landesbank
1/6/17	0.74	12,000,000	11,999,260
BNP Paribas Fortis
3/2/17	0.98	15,000,000	14,977,758
BPCE SA
2/2/17	1.00	15,000,000	14,991,954
Caisse centrale Desjardins
1/11/17 to 3/8/17	0.85 to 1.02	58,000,000	57,937,566
Canadian Imperial Bank of Commerce
7/10/17	1.09 (b)	15,000,000	15,001,950
Natexis Banques Populaires New York Branch
2/3/17	0.90	15,000,000	14,989,689
Ontario Teachers' Finance Trust
3/31/17 to 7/6/17	1.07 to 1.22 (b)	45,000,000	44,960,175
Rabobank Nederland New York Branch
3/6/17	0.96	15,000,000	14,981,630
Sumitomo Mitsui Banking Corp.
2/10/17	0.90	15,000,000	14,988,101
Toyota Motor Credit Corp.
6/20/17	1.14 (b)	18,000,000	18,000,450
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $306,787,761)			306,854,173

Asset Backed Commercial Paper - 3.4%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

2/6/17	0.90	16,950,000	16,935,562
3/6/17	1.03	15,000,000	14,974,700
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
3/6/17	1.00	15,000,000	14,977,451
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
1/17/17	1.05	15,000,000	14,995,575
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $61,873,611)			61,883,288

Non-Financial Company Commercial Paper - 2.3%
Dominion Resources, Inc.
1/12/17 to 1/13/17	1.03 to 1.05	5,000,000	4,998,496
Eversource Energy
1/9/17	0.80	4,000,000	3,999,467
Motiva Enterprises LLC
1/13/17 to 1/17/17	1.03 to 1.05	6,000,000	5,997,987
Sempra Global
1/12/17 to 2/9/17	1.10 to 1.22	17,000,000	16,987,645
UnitedHealth Group, Inc.
1/3/17	0.80	11,000,000	10,999,099
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $42,980,356)			42,982,694

Other Instrument - 1.9%
Master Notes - 1.9%
Toyota Motor Credit Corp.
1/6/17
(Cost $34,000,000)	1.07 (b)	34,000,000	34,000,000

Variable Rate Demand Note - 13.0%
Florida - 2.0%
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.76% 1/3/17, VRDN
1/3/17	0.76 (b)	25,300,000	25,300,000
Miami-Dade County Series 2014 A, 0.75% 1/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN
1/6/17	0.75 (b)	11,400,000	11,400,000
			36,700,000
Illinois - 0.8%
Illinois Fin. Auth. Rev. (Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.75% 1/6/17, LOC JPMorgan Chase Bank, VRDN
1/6/17	0.75 (b)	14,530,000	14,530,000
Indiana - 0.4%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.75% 1/6/17, LOC Bank of Nova Scotia, VRDN
1/6/17	0.75 (b)	7,900,000	7,900,000
Kentucky - 0.9%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.71% 1/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN
1/6/17	0.71 (b)(c)	15,700,000	15,700,000
New York - 5.2%
New York City Gen. Oblig. Series 2008 L5, 0.71% 1/3/17 (Liquidity Facility Bank of America NA), VRDN
1/3/17	0.71 (b)	4,400,000	4,400,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2014 BB1, 0.71% 1/3/17 (Liquidity Facility Bank of America NA), VRDN
1/3/17	0.71 (b)	7,100,000	7,100,000
New York City Transitional Fin. Auth. Rev. Series 2015 E4, 0.71% 1/3/17 (Liquidity Facility Bank of America NA), VRDN
1/3/17	0.71 (b)	9,150,000	9,150,000
New York City Trust Cultural Resources Rev. (The Pierpont Morgan Library Proj.) Series 2004, 0.73% 1/6/17, LOC JPMorgan Chase Bank, VRDN
1/6/17	0.73 (b)	5,200,000	5,200,000
New York Dorm. Auth. Revs. (Mental Health Svcs. Facilities Impt. Proj.) Series 2003 D2H, 0.73% 1/6/17, LOC Royal Bank of Canada, VRDN
1/6/17	0.73 (b)	11,100,000	11,100,000
New York Hsg. Fin. Agcy. Rev. (455 West 37th Street Hsg. Proj.) Series A, 0.76% 1/3/17, LOC Landesbank Hessen-Thuringen, VRDN
1/3/17	0.76 (b)(c)	44,460,000	44,460,000
New York Hsg. Fin. Agcy. Rev. Series 2014 A, 0.75% 1/6/17, LOC Wells Fargo Bank NA, VRDN
1/6/17	0.75 (b)	13,500,000	13,500,000
			94,910,000
Ohio - 1.0%
Franklin County Hosp. Facilities Rev. Series 2009 A, 0.73% 1/6/17 (Liquidity Facility Barclays Bank PLC), VRDN
1/6/17	0.73 (b)	9,150,000	9,150,000
Franklin County Hosp. Facilities Rev. Series 2009 B, 0.73% 1/6/17 (Liquidity Facility Barclays Bank PLC), VRDN
1/6/17	0.73 (b)	8,600,000	8,600,000
			17,750,000
South Carolina - 1.2%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) 0.75% 1/6/17, LOC JPMorgan Chase Bank, VRDN
1/6/17	0.75 (b)	22,125,000	22,125,000
Washington - 0.3%
Port of Seattle Rev. Series 2008, 0.73% 1/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN
1/6/17	0.73 (b)(c)	6,000,000	6,000,000
Wisconsin - 1.2%
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, 0.76% 1/6/17, LOC JPMorgan Chase Bank, VRDN
1/6/17	0.76 (b)	21,790,000	21,790,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $237,405,000)			237,405,000

Other Repurchase Agreement - 28.6%
	Maturity Amount	Value
Other Repurchase Agreement - 28.6%
With:
BNP Paribas (NON GOV REPO) at:
0.9%, dated 12/27/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $10,501,838, 2.95% - 7.38%, 10/01/19 - 11/02/26)	$10,001,750	$10,000,646
0.95%, dated 12/27/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $2,160,399, 6.13% - 11.00%, 3/15/22 - 5/01/26)	2,000,369	2,000,140
Citigroup Global Markets, Inc. at:
0.96%, dated 12/28/16 due 1/4/17 (Collateralized by Equity Securities valued at $24,843,982)	23,004,293	23,000,113
1.01%, dated:
12/22/16 due 1/5/17 (Collateralized by Equity Securities valued at $34,571,639)	32,012,569	32,000,000
12/23/16 due 1/6/17 (Collateralized by Equity Securities valued at $24,847,687)	23,009,034	23,000,000
2%, dated 11/16/16 due 2/14/17 (Collateralized by Corporate Obligations valued at $14,077,441, 1.14%, 4/05/52)	13,065,000	12,999,767
Credit Suisse Securities (U.S.A.) LLC at 0.91%, dated 12/27/16 due 1/3/17 (Collateralized by Mortgage loan Obligations valued at $14,952,687, 5.88%, 10/25/46)	13,002,300	13,000,403
HSBC Securities, Inc. at 0.86%, dated 12/30/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $12,603,170, 0.66% - 2.63%, 4/16/17 - 4/12/21)	12,001,147	12,000,000
ING Financial Markets LLC at:
0.84%, dated 12/30/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $2,100,804, 5.00%, 1/15/21)	2,000,187	2,000,000
0.86%, dated 12/30/16 due 1/3/17 (Collateralized by Equity Securities valued at $7,560,723)	7,000,669	7,000,000
0.94%, dated 12/30/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $2,162,581, 6.13% - 9.38%, 8/01/20 - 5/01/22)	2,000,209	2,000,000
J.P. Morgan Securities, LLC at:
0.86%, dated 12/30/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $24,483,021, 2.50%, 10/20/46)	24,004,013	24,000,000
1.06%, dated 12/30/16 due 1/6/17:
(Collateralized by Mortgage loan Obligations valued at $37,800,680, 1.31% - 5.75%, 7/25/33 - 9/25/57) (b)(d)	35,031,947	35,000,000
(Collateralized by Mortgage loan Obligations valued at $34,783,625, 0.00% - 9.00%, 11/01/18 - 4/01/63) (b)(d)	32,029,209	32,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.86%, dated 12/28/16 due 1/4/17 (Collateralized by U.S. Government Obligations valued at $29,874,282, 2.53%, 11/20/66)	29,004,849	29,000,893
0.95%, dated 12/15/16 due 1/3/17 (Collateralized by Equity Securities valued at $37,818,987)	35,017,549	35,000,000
1.8%, dated 10/31/16 due 1/31/17 (Collateralized by Equity Securities valued at $29,253,315)	27,124,200	26,998,709
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.97%, dated:
12/20/16 due 1/3/17 (Collateralized by Equity Securities valued at $8,643,265)	8,003,018	8,000,000
12/21/16 due 1/4/17 (Collateralized by Equity Securities valued at $3,241,175)	3,001,132	3,000,000
12/27/16 due 1/6/17 (Collateralized by Equity Securities valued at $5,401,022)	5,001,886	5,000,000
Mizuho Securities U.S.A., Inc. at:
0.95%, dated:
12/20/16 due 1/3/17 (Collateralized by Equity Securities valued at $1,080,431)	1,000,369	1,000,000
12/21/16 due 1/4/17 (Collateralized by Equity Securities valued at $12,964,482)	12,004,433	12,000,000
12/22/16 due 1/5/17 (Collateralized by Equity Securities valued at $6,482,082)	6,002,217	6,000,000
12/28/16 due 1/6/17 (Collateralized by Equity Securities valued at $5,400,875)	5,001,847	5,000,000
12/30/16 due 1/6/17 (Collateralized by Equity Securities valued at $19,442,060)	18,008,550	18,000,000
1.05%, dated 12/30/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $3,090,449, 0.13%, 4/15/20)	3,001,225	3,000,000
1.85%, dated:
10/11/16 due 1/9/17 (Collateralized by U.S. Government Obligations valued at $19,654,477, 0.76% - 7.04%, 10/20/32 - 2/16/48)	19,087,875	19,000,224
10/17/16 due 1/17/17 (Collateralized by U.S. Government Obligations valued at $3,102,386, 5.51% - 5.58%, 7/16/42 - 12/20/43)	3,014,183	3,000,027
10/31/16 due 1/30/17 (Collateralized by U.S. Government Obligations valued at $5,166,938, 5.51%, 1/16/44)	5,023,382	4,999,772
11/1/16 due 1/31/17 (Collateralized by U.S. Government Obligations valued at $7,233,342, 5.42% - 5.75%, 7/25/35 - 12/25/41)	7,032,735	6,999,691
11/2/16 due 2/1/17 (Collateralized by U.S. Government Obligations valued at $8,266,254, 5.06% - 5.61%, 7/25/35 - 4/15/45)	8,037,411	7,999,650
2.1%, dated 12/29/16 due 4/28/17 (Collateralized by U.S. Government Obligations valued at $4,121,202, 5.43% - 6.10%, 8/25/35 - 8/15/41)	4,028,000	3,999,419
RBC Capital Markets Co. at:
0.91%, dated 10/20/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $16,440,423, 2.00% - 6.00%, 1/01/19 - 12/01/46)	16,036,400	16,000,000
1.04%, dated 11/14/16 due 1/6/17 (Collateralized by Municipal Bond Obligations valued at $10,724,520, 4.00% - 5.00%, 7/15/29 - 12/01/44)	10,026,289	10,000,000
1.09%, dated 12/9/16 due 1/6/17 (Collateralized by Municipal Bond Obligations valued at $6,514,361, 5.00%, 7/15/29 - 10/01/40)	6,016,350	6,000,000
SG Americas Securities, LLC at 1.06%, dated:
12/27/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $6,481,672, 5.75% - 7.00%, 8/15/20 - 10/01/44)	6,001,237	5,999,990
12/28/16 due 1/4/17 (Collateralized by Corporate Obligations valued at $6,301,912, 2.55% - 7.50%, 12/09/21 - 6/09/42)	6,001,237	5,999,998
12/29/16 due 1/5/17 (Collateralized by Corporate Obligations valued at $6,481,336, 3.80% - 10.00%, 3/01/19 - 6/05/2115)	6,001,237	6,000,009
12/30/16 due 1/6/17 (Collateralized by Corporate Obligations valued at $6,348,912, 2.50% - 8.00%, 9/26/18 - 5/01/31)	6,001,237	6,000,000
Wells Fargo Securities, LLC at:
0.91%, dated:
12/27/16 due 1/3/17 (Collateralized by Equity Securities valued at $10,801,913)	10,001,769	9,999,983
12/30/16 due:
1/3/17 (Collateralized by Corporate Obligations valued at $12,961,312, 1.00% - 1.25%, 10/15/18 - 12/01/20)	12,001,213	12,000,000
1/6/17 (Collateralized by Corporate Obligations valued at $11,881,312, 4.00% - 6.88%, 7/15/17 - 6/01/21)	11,001,946	11,000,000
1.5%, dated 11/4/16 due 2/2/17 (Collateralized by Corporate Obligations valued at $5,413,502, 2.13%, 9/01/26)	5,018,750	4,999,738
TOTAL OTHER REPURCHASE AGREEMENTS
(Cost $522,000,000)		521,999,172
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $1,815,975,583)		1,816,325,885
NET OTHER ASSETS (LIABILITIES) - 0.5%		8,757,435
NET ASSETS - 100%		$1,825,083,320

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) The maturity amount is based on the rate at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities, commercial paper, certificates of deposit, master notes and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes, was $1,815,975,583. Net unrealized appreciation aggregated $350,302, of which $366,537 related to appreciated investment securities and $16,235 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2017